Financial Assets At Amortized Cost - Disclosure Of Financial Assets At Amortized Cost (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Financial assets at amortized costs [Abstract]
Financial assets at amortized cost past due	¥ 1,344	¥ 1,344
Carrying amounts of financial assets	0
Impairment loss recognized in the current period	¥ 0	¥ 247